SHARE CAPITAL (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 29, 2018	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2014
Share-based Compensation		$ 595,412	$ 251,048		$ 1,540,580	$ 1,001,950
Proceeds from Warrant Exercises		$ 0	1,125,038		1,125,038	$ 40,195
Debt Conversion, Original Debt to be Converted, Amount				$ 1,220,629	$ 1,220,629
Debt Conversion, Converted Instrument, Shares to be Issued		263,639		263,639	263,639
Debt Conversion, Converted Instrument, Value of Shares to be Issued				$ 2,470,622	$ 2,470,622
Market Value of Shares				$ 2,847,296	$ 2,847,296
Stock Issued During Period, Shares, Exchangeable Shares Excercised		20,000			24,250	13,938
Common Stock, Shares Authorized		500,000,000		250,000,000	250,000,000	150,000,000	200,000,000
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 2,470,622		$ 9,180,785	$ 9,180,785
Adjustments to Additional Paid in Capital, Stock Option and Warrant Reclassification		$ 1,173,534		$ (2,845,557)	(2,845,557)
Preferred Stock, Voting Rights		the Company issued one share of the Special Voting Preferred Stock, par value $0.001 per share
(Gain) loss on market to market revaluation		$ (2,048,697)	$ 0		$ 376,674	$ 0
Stockholders' Equity, Reverse Stock Split					Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014. On October 29, 2018, the Company implemented at 1 for 150 reverse stock split of the common and exchangeable shares.
Scenario, Forecast [Member]
Stockholders' Equity, Reverse Stock Split	On October 29, 2018, the Company effected the reverse stock split and thereafter the Company's common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis.
Common Shares [Member]
Share-based Compensation						$ 43,562
Stock Issued During Period, Shares, Conversion of Convertible Securities					985,370
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 9,171,604
Investor Relation And Consultine Services [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 120.00
Number Of Warrants Exercised						1,747
Stock Issued During Period, Shares, Conversion of Convertible Securities						342
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services						1,447
Stock Issued During Period, Value, Issued for Services						$ 59,500
Stock Issued During Period, Shares, Warrants Exercised			33,335		33,335	1,165
Stock Issued During Period, Shares, Conversion of Convertible Securities		263,639		985,370	985,370
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 264		$ 985	$ 985
Adjustments to Additional Paid in Capital, Stock Option and Warrant Reclassification		$ 0		$ 0	$ 0
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 37.50	$ 37.50
Stock Issued During Period, Shares, Warrants Exercised					33,335
Proceeds from Warrant Exercises					$ 1,125,038